CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
OPERATING ACTIVITIES
Net income	$ 163,767	$ 143,273	$ 115,907
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	5,948	5,589	5,474
Amortization of intangible assets	81,183	69,399	60,501
Stock-based compensation expense (Note 17)	20,907	19,962	16,480
Other non-cash operating activities	414	23	114
Deferred tax expense (recovery)	11,071	(5,042)	(5,978)
Changes in operating assets and liabilities (Note 21)	(17,044)	(13,932)	15,182
Cash provided by operating activities	266,246	219,272	207,680
INVESTING ACTIVITIES
Additions to property and equipment	(5,730)	(6,743)	(5,563)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(151,620)	(290,204)	(142,700)
Cash used in investing activities	(157,350)	(296,947)	(148,263)
FINANCING ACTIVITIES
Payment of debt issuance costs	(38)	(53)	(43)
Repurchase of common shares for cash, including purchasing costs (Note 15)	(892)
Issuance of common shares for cash, net of issuance costs (Note 15)	14,104	12,391	9,272
Payment of withholding taxes on net share settlements	(6,487)	(6,745)	(4,886)
Payment of contingent consideration	(1,671)	(9,223)	(19,084)
Cash provided by (used in) financing activities	5,016	(3,630)	(14,741)
Effect of foreign exchange rate changes on cash	6,476	(3,509)	(109)
Increase (decrease) in cash	120,388	(84,814)	44,567
Cash, beginning of year	236,138	320,952	276,385
Cash, end of year	356,526	236,138	320,952
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 57,248	$ 53,411	$ 44,939